SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Trade Creditors	$ 5,562	$ 3,440
Accrued Expenses	1,081	812
Other Payables	297	506
Accounts Payable and Accrued Liabilities	$ 6,940	$ 4,758